Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	$ 0
Effect of movements in foreign exchange	0
Acquisitions	1,150
Dividends received	0
Share of results of associates	(2)
Ending balance	1,148	$ 0
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,066	2,793
Effect of movements in foreign exchange	(87)	182
Acquisitions	0
Dividends received	(18)
Share of results of associates	76	91
Ending balance	3,451	3,066
Efes [member]
Disclosure of associates [line items]
Beginning balance	740	750
Effect of movements in foreign exchange	(116)
Acquisitions	0
Dividends received	0
Share of results of associates	(27)	(10)
Ending balance	$ 551	$ 740